Putnam
International
Growth and
Income Fund

ANNUAL REPORT

June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam International Growth and Income Fund has delivered strong competitive results, as evidenced by the rankings of international funds tracked by Lipper Analytical Services. For the 1-year period ended June 30, 1998, the fund's class A shares ranked in the top 12% of Lipper's international funds category, or 56 out of 480.*

* "So far, the fund's returns have been just as impressive as its subdued risk."
                             -- Morningstar Mutual Funds, March 30, 1998



   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements

* Past performance is not indicative of future results. Lipper Analytical Services is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund was not ranked over longer periods. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

An emphasis on Europe's stock markets in recent months paid off for Putnam International Growth and Income Fund, as your fund participated in the rise of a number of those markets to historic heights. At the same time, the fund's holdings in the still-troubled Asian and emerging markets took some of the luster off Europe's performance.

With the keen-eyed vision of hindsight, it might be tempting to wish that the fund had invested even more heavily in the former and less heavily elsewhere. It is important, however, to keep in mind the benefits of both diversification and maintaining a longer-term perspective. Diversification spreads the risks because indeed we cannot know what the future holds. Perspective allows us to see the future potential of opportunities that must be acted upon today. Your fund's management team applied both principles during the fiscal year that closed on June 30, 1998.

In the following report, the team discusses its strategies in greater detail and then provides a look at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 19, 1998



Report from the Fund Manager
George W. Stairs

The performance of international markets in the past year has been marked by sharply contrasting results from one region to another. The financial crisis that began in Southeast Asia last summer dragged down all Asian markets as well as many other emerging markets and it worsened Japan's economic woes by hurting its competitiveness and shrinking important export markets. Meanwhile, European securities have delivered historic gains. Fortunately, in Putnam International Growth and Income Fund, we decided to emphasize European companies that were benefiting from restructuring and industry consolidation. We are pleased to report a return of 19.56% at NAV (12.65% at public offering price) for class A shares for the fund's fiscal year that ended June 30, 1998. For complete performance information, including the returns of other shares classes, please turn to the performance tables that begin on page 9.

* EUROPEAN STOCKS POST ROBUST RETURNS

European stock markets have surged to record highs in 1997 and 1998, thanks to relatively low interest rates, improving corporate profitability, and strong economic growth in continental Europe. Markets also cheered the May 1, 1998, agreement to accept 11 nations into the European Economic and Monetary Union. This union's new currency -- the euro -- will be introduced beginning in 1999 and is expected to promote greater trade and corporate competitiveness in Europe.

These macroeconomic factors had a positive influence on the fund's performance, though the primary focus of our research is on company-specific circumstances. We buy attractively priced dividend-paying companies undergoing positive change. We believe that the transition to a single currency will encourage such change -- for example, consolidation in the banking and industrial sectors in which the fund has large holdings. Economic expansion provides substantial support to the industrial and financial stocks which are overweight in the portfolio, and which typically are more sensitive to the business cycle than growth stocks.

Merger activity has already boosted the prices of several Swiss bank stocks in the portfolio. Switzerland's two largest banks -- UBS and SBC, both of which were portfolio holdings -- completed their merger during the fiscal period as UBS absorbed SBC. The combined entity should be able to realize gains by reducing the redundancies in Swiss retail banking and by positioning itself as a global asset manager. Another company in the portfolio, Julius Baer Holdings, is also benefiting indirectly from the merger by winning the accounts of the small number of former UBS-SBC clients who preferred to work with a smaller company. As a midsize asset manager, Julius Baer has enjoyed a huge upswing in business and its stock has performed exceptionally well. Although these holdings, as well as others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Because many of the fund's European holdings have had such rapid gains in the past 12 months, we are monitoring their prices closely to make sure that they still satisfy our value standards. In selective cases, we have decided to take profits to preserve the fund's gains. For example, Allied Irish Banks, a company that solidified its low-cost operations in Ireland and undertook a strategic international expansion, met our price targets and we reduced our position during the fiscal period.

[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                    17.7%

Electronics and
electrical equipment     10.3%

Conglomerates            10.3%

Oil and gas               9.2%

Telephone services        5.9%

Footnote reads:
* Based on net assets as of 6/30/98. Holdings will vary over time.

* VIVENDI: CASE STUDY IN RESTRUCTURING

In our quest for "cheapness and change," we seek overseas corporations that are following the U.S. model of focusing managerial strategies on improving shareholder value. Through efforts such as restructuring, selling off peripheral subsidiaries, and investing in their most profitable business units, even large, long-established companies that expand slowly can improve earnings and raise their stock prices.

A French company held by the fund, Vivendi, is a classic example of restructuring. Formerly known as Generale des Eaux, the company capped its makeover with a name change this year. Years ago, it was a water utility that owned a variety of smaller companies. Under the leadership of Jean-Marie Messier, who became chairman in 1995, the company has shed many of its unrelated and less productive units. It has cut costs in its core water business while expanding its presence in the growing telecommunications industry. Since 1996, it has disposed of more than 60 billion francs worth of assets, has reduced the number and variety of subsidiaries it owns, and has cut its debt-to-equity ratio from 150% to just 50%. All of these moves have enhanced shareholder value and the stock has responded positively. Vivendi is now focused on two growing businesses: European media and telecommunication services and water utilities around the globe.

* ASIA CONTINUES TO CAUSE CONCERN

The Asian financial crisis, which we discussed in the fund's semiannual report, has continued to affect global markets. Most of Asia is now in recession. Japan has been unable to serve as an engine of recovery because its own economy has contracted in 1998. A weakening yen, huge bank loan losses, and political inaction add to the uncertainty.

As the fiscal year came to an end, we had limited the portfolio's exposure to Asia, focusing on corporations with global, rather than regional, operations. Examples are Sony, Canon, and Fuji Photo in Japan and HSBC Holdings, a Hong Kong bank. As value investors, however, we have looked for opportunities as stock prices declined. In Japan, especially weak prices in late 1997 and early 1998 represented, in our opinion, a more reasonable pricing of risk in that market. In that period, we decided to add to the fund's position in Nikko Securities when its price declined to attractive levels. Nikko is Japan's third largest brokerage house and meets our criteria for positive change. Its new president is intent on delivering the shareholder value that we require, as indicated by his decision to sell a 25% stake to Salomon Smith Barney in an effort to employ U.S. business methods in Japan. In the first six months of 1998, the company's stock rose sharply. Late in the fiscal period, we also added to our Hong Kong position. Although we remain aware of the risks in Japan and the rest of Asia, we believe in the potential rewards of investments in undervalued companies undertaking positive change.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vivendi (France)
Utilities

UBS AG (Switzerland)
Banks

Nestle (Switzerland)
Food and beverages

Pharmacia & Upjohn ADS (Sweden)
Pharmaceuticals

Elf Aquitaine (France)
Oil and gas

Akzo-Nobel (Netherlands)
Chemicals

Philips Electronics (Netherlands)
Electronics and electrical equipment

B T R Ltd. PLC (United Kingdom)
Conglomerate

Ente Nazionale Idrocarburi (ENI) (Italy)
Oil and gas

B A T Industries PLC (United Kingdom)
Conglomerate

These holdings represent 22.0% of the fund's net assets as of 6/30/98. Portfolio holdings will vary over time.



* VALUE STOCKS: LOWER-RISK STRATEGY FOR INTERNATIONAL INVESTING

International markets during the past 12 months have demonstrated many of the risks and the benefits of international investing. We have seen dramatic currency declines, economic contraction, and political instability while at the same time we have experienced the benefits of recovery in Europe and corporate restructuring globally. Our management team monitors the effects of these conditions on companies and stock prices and attempts to seize opportunities they present. We believe that the fund's performance in the fiscal year has validated our emphasis on attractively priced, less volatile value stocks and our flexibility to invest around the globe. Even in difficult periods, this approach has demonstrated the ability to deliver gains with a minimum of risk.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability and political developments, not present with domestic investments.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 6/30/98

                    Class A           Class B         Class M
(inception date)   (8/1/96)          (8/1/96)        (8/1/96)
                  NAV     POP      NAV     CDSC     NAV     POP
-------------------------------------------------------------------
1 year           19.56%  12.65%   18.68%  13.68%   18.95%  14.79%
-------------------------------------------------------------------
Life of fund     51.52   42.82    49.29   45.29    50.09   44.82
Annual average   24.30   20.52    23.34   21.60    23.69   21.40
-------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/98
                                  MSCI EAFE         Consumer
                                   Index           Price Index
-------------------------------------------------------------------
1 year                              6.10%             1.68%
-------------------------------------------------------------------

Life of fund                       23.32              3.82
Annual average                     11.58              1.98
-------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class
A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Also, performance data do not take into account any adjustments for taxes payable on reinvested distributions.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
8/1/96

         Fund's class A         MSCI EAFE        Consumer Price
         shares at POP            Index              Index

8/1/96       9,569               10,288             10,051
12/30/96    10,238               10,452             10,102
3/30/97     10,808               10,287             10,191
6/30/97     11,945               11,623             10,210
9/30/97     12,706               11,541             10,268
12/31/97    12,339               10,638             10,274
3/31/98     14,217               12,202             10,331
6/30/98    $14,282              $12,332            $10,382

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $14,929 ($14,529 with a redemption); a $10,000 investment in the fund's class M shares would have been valued at $15,009 at net asset value ($14,482 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 6/30/98

                             Class A          Class B         Class M
------------------------------------------------------------------------
Distributions (number)          4                1               3
------------------------------------------------------------------------
Income                       $0.165           $0.101          $0.112
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                     0.007            0.007           0.007
------------------------------------------------------------------------
Short-term                    0.350            0.350           0.350
------------------------------------------------------------------------
  Total                      $0.522           $0.458          $0.469
------------------------------------------------------------------------
Share value:              NAV     POP           NAV         NAV     POP
------------------------------------------------------------------------
6/30/97                 $10.76  $11.42        $10.72      $10.74  $11.13
------------------------------------------------------------------------
6/30/98                  12.25   13.00         12.18       12.22   12.66
------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam International Growth and Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 1998



Portfolio of investments owned
June 30, 1998


COMMON STOCKS (96.6%) (a)
NUMBER OF SHARES                                                                                        VALUE

Aerospace and Defense (0.8%)
-------------------------------------------------------------------------------------------------------------
            1,730,626  Rolls-Royce PLC (United Kingdom)                                        $    7,139,832

Airlines (1.8%)
-------------------------------------------------------------------------------------------------------------
              820,000  British Airways PLC (United Kingdom)                                         8,864,074
              259,256  Deutsche Lufthansa AG 144A (Germany)                                         6,519,051
                                                                                               --------------
                                                                                                   15,383,125

Automobiles (3.2%)
-------------------------------------------------------------------------------------------------------------
              264,000  Honda Motor Co., Ltd. (Japan)                                                9,373,676
              192,520  Michelin Corp. Class B (France)                                             11,088,288
              228,908  Volvo AB (Sweden)                                                            6,802,509
                                                                                               --------------
                                                                                                   27,264,473

Banks (17.7%)
-------------------------------------------------------------------------------------------------------------
              364,071  ABN AMRO Holding N.V. (Netherlands)                                          8,503,327
              499,476  Allied Irish Banks PLC (Ireland)                                             7,198,118
              553,013  Bank of Nova Scotia (Canada)                                                13,715,116
            3,290,000  Dao Heng Bank Group Ltd. (Hong Kong)                                         4,671,787
            2,526,975  Den Norske Bank A.S.A. (Norway)                                             13,259,939
              112,899  Deutsche Bank AG (Germany)                                                   9,531,611
            1,614,300  Development Bank of Singapore Ltd. (Singapore)                               8,957,688
              144,796  ForeningsSparbanken AB (Sweden)                                              4,348,228
              458,389  HSBC Holdings PLC (United Kingdom)                                          11,213,415
                1,883  Julius Baer Holdings AG (Switzerland)                                        5,882,051
              451,634  National Bank of Canada (Canada)                                             8,846,820
              731,831  National Westminster Bank PLC (United Kingdom)                              13,065,012
               67,955  Societe Generale (France)                                                   14,096,780
               54,186  UBS AG (Switzerland) (NON)                                                  20,119,235
            1,545,000  Westpac Banking Corp. (Australia)                                            9,404,879
                                                                                               --------------
                                                                                                  152,814,006

Broadcasting (0.7%)
-------------------------------------------------------------------------------------------------------------
               40,023  Television Francaise 1 (France)                                              6,188,885

Building and Construction (4.6%)
-------------------------------------------------------------------------------------------------------------
            1,846,355  Cemex, S.A. de C.V. (Mexico)                                                 6,957,071
              904,016  CRH PLC (Ireland)                                                           12,801,507
            3,276,000  Henderson Land Development Co. Ltd. (Hong Kong)                             10,805,112
            3,688,000  Pioneer International Ltd. (Australia)                                       8,774,858
                                                                                               --------------
                                                                                                   39,338,548
Chemicals (5.2%)
-------------------------------------------------------------------------------------------------------------
               83,800  Akzo-Nobel N.V. (Netherlands)                                               18,593,896
              305,954  Bayer AG (Germany)                                                          15,809,739
            3,062,783  Cookson Group PLC (United Kingdom)                                          10,517,026
                                                                                               --------------
                                                                                                   44,920,661

Conglomerates (10.3%)
-------------------------------------------------------------------------------------------------------------
            1,755,754  B A T Industries PLC (United Kingdom)                                       17,559,998
            6,379,205  BTR Ltd. PLC (United Kingdom)                                               18,076,945
              643,087  Peninsular and Oriental Steam Navigation Co.
                         (United Kingdom)                                                           9,251,028
               37,774  Thyssen AG (Germany)                                                         9,592,402
            2,293,684  Tomkins PLC (United Kingdom)                                                12,435,419
              101,686  Vivendi (France)                                                            21,664,597
                                                                                               --------------
                                                                                                   88,580,389

Consumer Products (2.4%)
-------------------------------------------------------------------------------------------------------------
              926,000  KAO Corp. (Japan)                                                           14,243,077
              626,000  Unilever PLC (United Kingdom)                                                6,657,399
                                                                                               --------------
                                                                                                   20,900,476

Electric Utilities (5.3%)
-------------------------------------------------------------------------------------------------------------
               26,967  Electrabel S.A. (Belgium)                                                    7,631,491
            3,044,000  Hong Kong Electric Holdings Ltd. (Hong Kong)                                 9,430,840
              262,277  Iberdrola S.A. (Spain)                                                       4,256,193
              325,300  Iberdrola II (Spain) (NON)                                                   5,278,921
              965,645  Scottish Power PLC (United Kingdom)                                          8,450,577
              160,359  Veba AG (Germany)                                                           10,766,011
                                                                                               --------------
                                                                                                   45,814,033

Electronics and Electrical Equipment (10.3%)
-------------------------------------------------------------------------------------------------------------
              312,000  Canon, Inc. (Japan)                                                          7,063,895
              266,000  Fuji Photo Film Co. (Japan)                                                  9,234,382
              221,117  Philips Electronics N.V. (Netherlands)                                      18,552,996
              814,000  Ricoh Co., Ltd. (Japan) (NON)                                                8,547,787
              310,700  Siebe PLC (United Kingdom)                                                   6,199,333
              191,600  Sony Corp. (Japan)                                                          16,456,690
              197,794  STMicroelectronics (France) (NON)                                           13,987,083
              286,000  Tokyo Electron Ltd. (Japan)                                                  8,736,431
                                                                                               --------------
                                                                                                   88,778,597

Financial Services (3.2%)
-------------------------------------------------------------------------------------------------------------
            3,463,000  Nikko Securities Co. Ltd. (Japan)                                           14,311,970
              323,700  Promise Co., Ltd. (Japan)                                                   13,284,887
                                                                                               --------------
                                                                                                   27,596,857

Food and Beverages (4.5%)
-------------------------------------------------------------------------------------------------------------
              621,867  Bass PLC (United Kingdom)                                                   11,640,907
              218,619  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                            6,931,762
               47,500  Fomento Economico Mexicano, S.A. de C.V. Class B (Mexico)                      222,731
                9,297  Nestle AG (Switzerland)                                                     19,867,059
                                                                                               --------------
                                                                                                   38,662,459
Insurance (3.0%)
-------------------------------------------------------------------------------------------------------------
               71,564  AGF (Assurances Generales de France) (France)                                4,040,275
              229,874  Internationale Nederlanden Groep (Netherlands)                              15,024,149
              102,339  Scor (France)                                                                6,476,938
                                                                                               --------------
                                                                                                   25,541,362

Metals and Mining (1.5%)
-------------------------------------------------------------------------------------------------------------
            1,158,591  Rio Tinto PLC (United Kingdom)                                              13,035,974

Oil and Gas (9.2%)
-------------------------------------------------------------------------------------------------------------
              898,178  British Petroleum Co. PLC (United Kingdom)                                  13,085,291
            2,694,902  Ente Nazionale Idrocarburi SPA (ENI) (Italy)                                17,632,088
              899,055  Shell Transportation & Trading Co. (United Kingdom)                          6,324,239
              134,237  Elf Aquitaine S.A. (France)                                                 18,830,176
              112,748  Total Corp. S.A. Class B (France)                                           14,624,957
              305,584  YPF S.A. ADR (Argentina)                                                     9,186,619
                                                                                               --------------
                                                                                                   79,683,370

Paper and Forest Products (2.0%)
-------------------------------------------------------------------------------------------------------------
              687,100  Abitibi-Consolodated Inc. (Canada)                                           8,871,394
              339,861  Svenska Cellulosa AB Class B (Sweden)                                        8,781,444
                                                                                               --------------
                                                                                                   17,652,838

Pharmaceuticals (4.1%)
-------------------------------------------------------------------------------------------------------------
              259,357  Glaxo Wellcome PLC (United Kingdom)                                          7,777,476
              420,514  Pharmacia & Upjohn Inc. ADS (Sweden)                                        19,310,391
              368,000  Sankyo Co., Ltd. (Japan)                                                     8,358,223
                                                                                               --------------
                                                                                                   35,446,090

Steel (0.9%)
-------------------------------------------------------------------------------------------------------------
              427,838  SKF AB Class B (Sweden)                                                      7,762,326

Telephone Services (5.9%)
-------------------------------------------------------------------------------------------------------------
              410,354  Deutsche Telekom AG (Germany) (NON)                                         11,215,208
              355,916  Hellenic Telecommunication Organization S.A. (Greece)                        9,114,666
              887,500  Mahanagar Telephone Nigam Ltd. (India) (NON)                                 9,301,000
               77,362  Portugal Telecom S.A. (Portugal)                                             4,093,032
            2,789,100  Telecom Corp. of New Zealand Ltd. (New Zealand)                              7,933,165
            1,233,657  Telecom Italia SPA (Italy)                                                   9,065,734
                                                                                               --------------
                                                                                                   50,722,805
                                                                                               --------------
                       Total Common Stocks (cost $742,056,852)                                 $  833,227,106

CONVERTIBLE PREFERRED STOCKS (0.6%) (a) (cost $4,975,625)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
              100,700  St. George Bank Ltd. 144A $4.50 cv. pfd. (Australia)                    $    4,833,600

SHORT-TERM INVESTMENTS (3.0%) (a) (cost $25,633,129)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
         $25,629,000   Interest in $511,687,000 joint repurchase agreement
                         dated June 30, 1998 with SBC Warburg
                         due July 1, 1998 with respect to various
                         U.S. Treasury obligations -- maturity value of $25,633,129
                         for an effective yield of 5.8%                                        $   25,633,129
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $772,665,606) (b)                               $  863,693,835
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $862,897,555.

(b)   The aggregate identified cost on a tax basis is $777,225,541, resulting in gross unrealized appreciation and depreciation of $131,484,396 and $45,016,102, respectively, or net unrealized appreciation of
      $86,468,294.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American
      Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      Diversification by Country

      Distribution of investments by country of issue at June 30, 1998: (as percentage of market Value)

      Argentina            1.1%

      Australia            2.7

      Canada               3.6

      France              12.9

      Germany              7.3

      Greece               1.1

      Hong Kong            2.9

      India                1.1

      Ireland              2.3

      Italy                3.1

      Japan               12.7

      Mexico               1.6

      Netherlands          7.0

      Norway               1.5

      Singapore            1.0

      Spain                1.1

      Sweden               5.4

      Switzerland          5.3

      United Kingdom      21.0

      United States        3.0

      Other                2.3

      Total              100.0%





--------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1998

                                  Market     Aggregate Face    Delivery        Unrealized
                                   Value          Value          Date          Depreciation
--------------------------------------------------------------------------------------------
Japanese Yen                     $77,999,148    $76,135,268     9/14/98        $(1,863,880)
--------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $772,665,606) (Note 1)                                                $863,693,835
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           3,086,902
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    3,546,646
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            8,471,537
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            498,551
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   56,778
---------------------------------------------------------------------------------------------------
Total assets                                                                            879,354,249

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            605,462
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         10,248,997
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,134,628
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,580,281
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  111,122
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,006
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,855
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      648,743
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   64,834
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               1,863,880
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      189,886
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        16,456,694
---------------------------------------------------------------------------------------------------
Net assets                                                                             $862,897,555

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                     $740,458,168
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             11,210,879
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    22,070,038
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             89,158,470
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $862,897,555

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($409,456,249 divided by 33,427,302 shares)                                                  $12.25
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.25)*                                      $13.00
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($414,609,326 divided by 34,037,705 shares)**                                                $12.18
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($38,831,980 divided by 3,177,949 shares)                                                    $12.22
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.22)*                                      $12.66
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,085,226)                                          $ 18,785,161
--------------------------------------------------------------------------------------------------
Interest                                                                                 1,868,189
--------------------------------------------------------------------------------------------------
Total investment income                                                                 20,653,350

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,900,678
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,657,802
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           21,169
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,404
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      741,029
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,027,556
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      224,047
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               6,644
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     55,652
--------------------------------------------------------------------------------------------------
Registration fees                                                                          130,679
--------------------------------------------------------------------------------------------------
Auditing                                                                                    35,751
--------------------------------------------------------------------------------------------------
Legal                                                                                        8,990
--------------------------------------------------------------------------------------------------
Postage                                                                                     73,031
--------------------------------------------------------------------------------------------------
Other                                                                                       81,451
--------------------------------------------------------------------------------------------------
Total expenses                                                                          10,975,883
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (246,914)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            10,728,969
--------------------------------------------------------------------------------------------------
Net investment income                                                                    9,924,381
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        33,114,783
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              4,363,999
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                      (2,689,693)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              65,242,251
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                100,031,340
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $109,955,721
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                       For the period
                                                                                                        August 1, 1996
                                                                                                        (commencement
                                                                                         Year ended     of operations)
                                                                                            June 30        to June 30
                                                                                               1998               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  9,924,381       $  1,695,612
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                    37,478,782         11,272,068
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                         62,552,558         26,605,912
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    109,955,721         39,573,592
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (4,316,678)          (416,988)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (2,639,976)           (54,244)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (294,261)           (18,125)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (9,086,740)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (9,331,399)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (939,594)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       429,655,129        307,811,118
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            513,002,202        346,895,353

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                              349,895,353          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $11,210,879 and $4,165,273, respectively)                                    $862,897,555       $349,895,353
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
                                                                                                   Year ended  August 1, 1996+
Per-share operating performance                                                                      June 30       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.76            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .23(d)           .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.78             2.13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.01             2.28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.16)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.52)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $12.25           $10.76
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                             19.56            26.73*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $409,456         $157,990
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                              1.36             1.52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               1.98             1.61*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0246           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended   August 1, 1996+
operating performance                                                                                June 30       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.72            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .14(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.78             2.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.92             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.10)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.46)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $12.18           $10.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                             18.68            25.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $414,609         $174,801
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                              2.11             2.21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               1.21             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0246           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)


CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended   August 1, 1996+
operating performance                                                                                June 30       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.74            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .16 (d)          .12(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.79             2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.95             2.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.11)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.47)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $12.22           $10.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                             18.95            26.17*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $38,832          $17,105
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                              1.86             1.98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               1.40             1.19*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                      $.0246           $.0302
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Notes to financial statements
June 30, 1998

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended ended June 30, 1998, the fund had no borrowings against the line of credit.

H) Federal Taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of foreign currency gains and losses, organization costs, foreign taxes, and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the year ended June 30, 1998, the fund reclassified $4,372,140 to increase undistributed net investment income and $193 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $4,372,333. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidary of Putnam Investments, Inc. the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 1998, fund expenses were reduced by $246,914 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,110 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares, respectively.

For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $939,639 and $44,522 from the sale of class A and class M shares, respectively and $399,986 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $3,568 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $730,145,621 and $319,934,114, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                          June 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      31,905,061     $361,530,729
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,227,209       12,820,948
------------------------------------------------------------
                                 33,132,270      374,351,677

Shares
repurchased                     (14,386,557)    (162,552,408)
------------------------------------------------------------
Net increase                     18,745,713     $211,799,269
------------------------------------------------------------

                                          For the period
                                          August 1, 1996
                                         (commencement
                                        of operations) to
                                          June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,872,053     $202,737,613
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        38,584          385,337
------------------------------------------------------------
                                 20,910,637      203,122,950

Shares
repurchased                      (6,572,947)     (66,331,720)
------------------------------------------------------------
Net increase                     14,337,690     $136,791,230
------------------------------------------------------------

                                            Year ended
                                           June 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      20,487,944     $232,271,448
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,068,162       10,991,378
------------------------------------------------------------
                                 21,556,106      243,262,826

Shares
repurchased                      (3,819,022)     (43,140,234)
------------------------------------------------------------
Net increase                     17,737,084     $200,122,592
------------------------------------------------------------

                                           For the period
                                           August 1, 1996
                                           (commencement
                                         of operations) to
                                           June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      17,252,796     $165,297,667
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         5,352           49,363
------------------------------------------------------------
                                 17,258,148      165,347,030

Shares
repurchased                        (961,449)      (9,446,786)
------------------------------------------------------------
Net increase                     16,296,699     $155,900,244
------------------------------------------------------------

                                            Year ended
                                          June 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,322,501      $26,168,623
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       103,174        1,064,848
------------------------------------------------------------
                                  2,425,675       27,233,471

Shares
repurchased                        (840,499)      (9,500,203)
------------------------------------------------------------
Net increase                      1,585,176      $17,733,268
------------------------------------------------------------

                                          For the period
                                          August 1, 1996
                                          (commencement
                                        of operations) to
                                           June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,700,518      $16,188,983
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,550           15,209
------------------------------------------------------------
                                   1,702,068       16,204,192

Shares
repurchased                        (113,217)      (1,084,548)
------------------------------------------------------------
Net increase                      1,588,851      $15,119,644
------------------------------------------------------------

Note 5
Initial capitalization and offering of
shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to August 1, 1996 the fund had no operations other than those related to organizational matters, including the initial capital contributions of $33,334, $33,333 and $33,333 for class A, class B and class M respectively, and the issuance of 3,922 shares for each class to Putnam Mutual Funds Corp. on July 2, 1996. On August 1, 1996, Putnam Mutual Funds Corp. made a subsequent capital contribution of $2,900,000 to class A and received 339,977 shares.



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $10,350,831 as capital gain, which includes $337,208 as 20% capital gain, for its taxable year ended June 30, 1998.

For the period, interest and dividends from foreign countries were $16,284,856 or $.230 per share (for all share classes). Taxes paid to foreign countries were $1,085,226 or $.015 per share (for all classes of shares).

The fund has designated 0.45% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President

George W. Stairs
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.




[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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44640-2CE/2CG/2CH     8/98